Investment Securities - Schedule of Exposure to Investment Security Issuers Exceed Ten Percentage of Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Market Value	$ 1,936,797	$ 1,745,004
Two Investment Security Issuers Exceeding Ten Percent of Shareholders Equity [Member]
Schedule of Investments [Line Items]
Amortized Cost	1,733,208
Market Value	1,703,567
Two Investment Security Issuers Exceeding Ten Percent of Shareholders Equity [Member] | Federal National Mortgage Association (Fannie Mae) [Member]
Schedule of Investments [Line Items]
Amortized Cost	1,099,986
Market Value	1,084,466
Two Investment Security Issuers Exceeding Ten Percent of Shareholders Equity [Member] | Federal Home Loan Mortgage Corporation (Freddie Mac) [Member]
Schedule of Investments [Line Items]
Amortized Cost	633,222
Market Value	$ 619,101